Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$162,164	$—	$—	$162,164

Total Assets	$162,164	$—	$—	$162,164

Liabilities:
Public Warrants	$8,625	$—	$—	$8,625
Private Placement Warrants	$—	$4,651	$—	$4,651

Total Liabilities	$8,625	$4,651	$—	$13,276

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$92,858	$—	$—	$92,858

Total Assets	$92,858	$—	$—	$92,858

Schedule of changes in fair value of warrant liabilities
The change in fair value of warrant liabilities is as follows:

Warrant Liabilities
(in thousands)
Balance at December 31, 2020	$—
Private placement warrants and public warrants	24,338
Exercised warrants	—
Change in fair value	(11,061)

Balance at December 31, 2021	$13,277